Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 65,802	$ 57,453	$ 127,270	$ 113,905
Interest on significant financing component	2,711	3,095	5,495	6,379
Interest on leases	659	589	1,101	1,035
Interest on satellite performance incentive payments	192	237	391	489
Interest on employee benefit plans	(502)	(268)	(1,005)	(533)
Capitalized interest	(18,416)	(7,475)	(32,848)	(10,980)
Interest expense	$ 50,446	$ 53,631	$ 100,404	$ 110,295